Additional information on the consolidated statements of income - Disclosure of other gains (losses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additional Information on Consolidated Statements of Income (Loss) [Abstract]
Change in fair value of financial assets at fair value through profit and loss	$ 5,315	$ 343
Change in allowance for expected credit loss and write-off of other investments	0	1,399
Net loss on dilution of investments in associates	0	(9,300)
Gain on deemed disposal of an associate	54,439	0
Reclassification of other comprehensive loss on the deemed disposal of an associate	(1,147)	0
Other	0	(2,362)
Other gains (losses), net	$ 58,607	$ (9,920)